Statement of Changes in Stockholders’ Deficit - USD ($)	Total	Moleculin, LLC [Member]	Common Stock [Member]	Common Stock [Member] Moleculin, LLC [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Retained Earnings [Member] Moleculin, LLC [Member]	Preferred Stock [Member] Moleculin, LLC [Member]
Balance at Dec. 31, 2013		$ (1,070,685)		$ 750,000			$ (12,028,619)	$ 10,207,934
Balance (in share) at Dec. 31, 2013				4,178,444				13,515,820
Beneficial conversion feature of convertible notes		412,252		$ 0			0	$ 412,252
Net loss		(1,809,086)		0			(1,809,086)	0
Balance at Dec. 31, 2014		(2,467,519)		$ 750,000			(13,837,705)	$ 10,620,186
Balance ( in share ) at Dec. 31, 2014				4,178,444				13,515,820
Net loss		(365,811)		$ 0			(365,811)	$ 0
Balance at Dec. 31, 2015	$ (744,699)	(2,833,330)	$ 6,661	$ 750,000	$ (3,000)	$ (748,360)	(14,203,516)	$ 10,620,186
Balance ( in share ) at Dec. 31, 2015			6,661,000	4,178,444				13,515,820
Balance at Jul. 27, 2015	0		$ 0		0	0
Balance (in share) at Jul. 27, 2015			0
Issuance of shares for cash	1,600		$ 4,600		(3,000)	0
Issuance of shares for cash (in shares)			4,600,000
Shares issued for licenses used for research and development	2,061		$ 2,061		0	0
Shares issued for licenses used for research and development ( in shares)			2,061,000
Net loss	(748,360)		$ 0		0	(748,360)
Balance at Dec. 31, 2015	(744,699)	$ (2,833,330)	$ 6,661	$ 750,000	$ (3,000)	$ (748,360)	$ (14,203,516)	$ 10,620,186
Balance ( in share ) at Dec. 31, 2015			6,661,000	4,178,444				13,515,820
Net loss	(2,503,047)
Balance at Sep. 30, 2016	$ 16,243,635